Income Tax Expense	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE
24.	INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

British Virgin Islands (BVI)

Pursuant to the rules and regulations of the British Virgin Islands, the Group is not subject to any income tax in the British Virgin Islands.

Hong Kong

No provision for Hong Kong Profits Tax has been made for the subsidiary located in Hong Kong as the subsidiary has not derived any income subject to Hong Kong Profits Tax during the years.

Peoples Republic of China (PRC)

According to the PRC Corporate Income Tax ("CIT") Law that was effective from January 1, 2008, the Group's PRC subsidiaries are subject to PRC income tax at the statutory tax rate of 25%, unless otherwise specified.

Shenzhen Taotaojin Internet Financial Services Company Limited ("Taotaojin") was granted the "qualified software enterprise" status in 2015 and was entitled to a 50 percent reduction of the income tax rate for the years ended December 31, 2017 to 2019. Taotaojin was disposed by the Group in September 2017.

The effect of tax holiday to income tax expense is RMB4 million, RMB nil million and nil million in 2017, 2018 and 2019, respectively. Basic earnings per ordinary share effect of the Group's tax holiday for the year ended December 31, 2017, 2018 and 2019 was RMB0.003, RMB nil and nil, respectively. Diluted earnings per ordinary share effect of the Group's tax holiday for the year ended December 31, 2017, 2018 and 2019 was RMB0.003, RMB nil and nil, respectively.

Income tax expense, all of which relates to the PRC, consists of the following for the years ended December 31:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expense	333,883,691	401,913,951	182,459,389
Deferred tax (benefit)/expense	(57,888,823)	(105,085,476)	3,908,847
Total income tax expense	275,994,868	296,828,475	186,368,236

The principal components of the deferred tax assets and liabilities are as follows:

	Years ended December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Allowance for loans principal	205,058,644	254,945,409
Allowance for interest and financing fee receivables	11,281,778	22,654,969
Net operating loss carry-forwards	5,743,768	6,459,941
Lease liabilities	-	9,533,485
Other deferred tax assets	1,275,001	1,388,307
Total of deferred tax assets	223,359,191	294,982,111
Valuation allowance	(5,743,768)	(6,459,941)
Deferred tax assets, net of valuation allowance	217,615,423	288,522,170
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Available-for-sale investments	(563,040)	(57,014)
Right-of-use assets	-	(9,533,485)
Undistributed earnings from structured funds	-	(621,034,296)
Total deferred tax liabilities	(1,305,540)	(631,367,295)

In 2019, the Group assessed and considered that RMB555,752,187 of the income taxes payable balance as of December 31, 2018 would be filed and settled on a future income tax return. Such amount was related to the cumulative undistributed earnings from the structured funds. The Group has presented the effect of the cumulative undistributed earnings from the structured funds as deferred tax liabilities in 2019.

Movement of valuation allowance:

	2018	2019
	RMB	RMB
At the beginning of year	12,610,881	5,743,768
Current year additions	1,572,672	2,843,639
Current year reversals	(8,391,178)	(2,025,434)
Current year charge-offs	(48,607)	(102,032)
At the end of year	5,743,768	6,459,941

In assessing the recoverability of its deferred tax assets, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Group's deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are recoverable, management believes that it is more likely than not that the Group will realize the benefits of its deferred tax assets as of December 31, 2018 and 2019.

Valuation allowances have been provided on deferred tax assets due to the uncertainty surrounding their realization. As of December 31, 2018 and 2019, the valuation allowance on deferred tax assets mainly arising from tax loss carry-forwards were provided because it was more likely than not that the Group will not be able to utilize operating loss carry-forwards and certain deductible expenses generated by certain unprofitable subsidiaries.

The Company operates through its subsidiaries and VIEs. Since each entity files a separate tax return, the valuation allowance is considered on an individual entity basis.

As of December 31, 2019, the Company had net operating loss carryforwards of RMB 25,839,764 from its subsidiaries registered in the PRC, which can be carried forward to offset future taxable income. The Company had deferred tax assets related to net operating loss carryforwards of RMB 6,459,941. Net operating losses of RMB14,465,207 will expire in year in 2023, and in 2024, about RMB11,374,557 will expire, if not utilized.

Management intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. The cumulative amount of the temporary difference in respect of investments in PRC subsidiaries is RMB2,744,856,109 as of December 31, 2019. Upon repatriation of the subsidiaries' and the VIE's earnings, in the form of dividends or otherwise, the Group would be subject to 10% PRC withholding income tax when making distribution to foreign parent companies. However, the Group was not subject to withholding income tax in 2019 because the Group did not make any distribution to foreign parent companies. The related unrecognized deferred tax liabilities were RMB 274,485,611.

The income before income tax is as follows:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands	-	(5,671)	(4,424,505)
BVI	(8,859,599)	161,953	45,003
Hongkong entities	(44,257)	(77,026)	2,014,052
PRC entities	817,571,481	1,157,657,930	723,377,628
Total	808,667,625	1,157,737,186	721,012,178

The reconciliation of the PRC statutory income tax rate of 25% to the effective income tax rate is as follows:

	Years ended December 31,
	2017	2018	2019
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/Increase in effective income tax rate resulting from:

Effect of tax holiday	(0.51)%	0.00%	0.00%
Effect of tax-free income	(4.00)%	(0.03)%	(0.06)%
Effect of disposal of subsidiaries	6.53%	0.00%	0.00%
Effect of non-deductible share option expense	5.65%	0.86%	0.55%
Effect of zero tax rate in foreign countries	0.27%	(0.00)%	0.15%
Effect of transfer pricing	0.32%	0.00%	0.00%
Changes in valuation allowance	0.75%	(0.59)%	0.11%
Others	0.11%	0.42%	0.09%
Effective income tax rate	34.12%	25.66%	25.84%

The Group's only major jurisdiction is China where tax returns generally remain open and subject to examination by tax authorities for tax years 1999 onwards.

The Group did not have any significant unrecognized tax benefits, and no interest and penalty expenses were recorded for the years ended December 31, 2017, 2018 and 2019.